Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Taxes

Note 11 – Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

CQ BVI and CDT BVI are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Ultra HK and BVI HK are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

PRC

Shenzhen CDT and its subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments. Shenzhen CDT obtained the “high-tech enterprise” tax status which reduced its statutory income tax rate to 15% . Upon renewal in December 2025, the high-tech enterprise tax status will expire in December 2027. The statutory income tax rate for PRC subsidiaries except Shenzhen CDT for the years ending December 31, 2025 was 25.0%.

Income tax savings due to the preferential rates on taxable subsidiaries For the years ended December 31, 2025, 2024, and 2023 were amounted to $907,713, $418,443, and $100,305, respectively.

The Company’s basic and diluted earning per shares would have been lower by $0.07, $0.01, and $0.01 per share For the years ended December 31, 2025, 2024, and 2023, respectively, without the preferential tax rate reduction.

Income tax expense (benefit) For the years ended December 31, 2025, 2024, and 2023 were amounted to $(1,266,021), $462,043, and $1,403,880, respectively. The effective tax rate for the years ended December 31, 2025, 2024, and 2023 were 10.9%, 24.8% and 16.7%, respectively.

Net income (loss) before income taxes were comprised of the following:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

Domestic income-Cayman Islands	$(2,256,184)	$(619,851)	$—
Foreign income-PRC	(8,814,304)	3,153,986	8,448,457
Foreign income-Hong Kong	(561,620)	(665,810)	(20,523)
Total (loss) income before taxes	$(11,632,108)	$1,868,325	$8,427,934

The components of income tax expense from continuing operations were as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

Current income tax expense
PRC	$930,132	$1,428,438	$1,357,135
Total current income tax expense	930,132	1,428,438	1,357,135
Deferred income tax (benefit) expense
PRC	(2,196,153)	(966,395)	46,745
Total deferred income tax (benefit) expense	(2,196,153)	(966,395)	46,745
Total income tax (benefit) expense	$(1,266,021)	$462,043	$1,403,880

The following table reconciles PRC statutory rates to the Company’s effective tax rate:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

PRC statutory income tax rate	$(2,908,027)	$467,081	$2,106,984
Foreign tax effects
Foreign tax effects-Cayman Islands	564,046	154,963	—
Preferential tax rate on PRC operations	907,713	(264,011)	(706,818)
Change in valuation allowance	162,303	168,104	28,229
Non-taxable or non-deductible items	7,943	(64,094)	(24,515)
Total income tax (benefit) expense	$(1,266,021)	$462,043	$1,403,880

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

PRC statutory income tax rate	25.0%	25.0%	25.0%
Foreign tax effects
Foreign tax effects-Cayman Islands	(4.8%)	8.3%	%
Preferential tax rate on PRC operations	(7.8%)	(14.1%)	(8.4%)
Change in valuation allowance	(1.4%)	9.0%	0.3%
Non-taxable or non-deductible items	(0.1%)	(3.4%)	(0.3%)
Effective tax rate	10.9%	24.7%	16.7%

Deferred tax assets – China and Hong Kong

Significant components of deferred tax assets are as follows:

	December 31, 2025	December 31, 2024

Allowance for credit losses	$3,649,292	$1,354,590
Net operating loss carryforwards	508,006	404,920
Valuation allowance	(657,649)	(550,821)
Deferred tax assets, net	$3,499,649	$1,208,689

As of December 31, 2025 and December 31, 2024, the Company had net operating loss carryforwards of $1,923,516 and $1,658,282, respectively, from the Company’s PRC subsidiaries which were operating at losses, which will expire by December 31, 2030 and 2029, based upon the level of historical operating losses in the Company’s PRC subsidiaries, other than Shenzhen CDT, which were operating at cumulative losses as of December 31, 2025. The Company also had net operating loss carryforwards of $1,996,769 and $1,435,150 as of December 31, 2025 and December 31, 2024, respectively, from Company’s Hong Kong subsidiaries which were operating at losses. The Company believes it is less likely than not that its PRC and Hong Kong operations will be able to fully utilize its deferred tax assets related to the net operating loss carryforwards in the PRC and Hong Kong. As a result, the Company provided 100% allowance on all deferred tax assets on the net operating losses of $178,539 and $168,120 related to its operations in the PRC as of December 31, 2025 and December 31, 2024, respectively. The Company also provided 100% allowance on all deferred assets on net operating losses of $329,467 and $236,800 related to its operations in Hong Kong as of December 31, 2025 and December 31, 2024, respectively.

Certain of the Company’s allowance for credit losses are for the Company’s PRC subsidiaries which the Company believes it is less likely than not that its PRC operations, other than Shenzhen CDT will be able to fully utilize its deferred tax assets related to the allowance for credit losses in the PRC. As a result, the Company provided 100% allowance on all deferred tax assets on the allowance for credit losses of $149,643 and $145,901 related to its operations in the PRC, other than Shenzhen CDT as of December 31, 2025 and 2024.

Income Taxes Paid

The following table presents income taxes paid, net of refunds, disaggregated by jurisdiction for the years ended December 31, 2025, 2024 and 2023:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

PRC	$—	$141	$7,271
Total cash paid for income taxes	$—	$141	$7,271

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions.

Taxes payable consist of the following:

	December 31, 2025	December 31, 2024

VAT taxes payable	$3,232,531	$1,421,831
Income taxes payable	7,106,291	5,982,737
Other taxes payable	(9,224)	4,106
Totals	$10,329,598	$7,408,674